Direct cost of revenues	12 Months Ended
Mar. 31, 2023
Analysis of income and expense [abstract]
Direct cost of revenues	Direct cost of revenues

	2023	2022
	$	$

Subscription cost of revenue	80,064	72,192
Transaction-based cost of revenue	271,035	159,432
Hardware and other cost of revenue	47,446	45,575

Total direct cost of revenues	398,545	277,199
Inventories expensed during the fiscal year ended March 31, 2023 in direct cost of revenues amount to $37,560 (2022 – $35,832).